Disaggregated Revenue (Details) - Schedule of Gross Profit and Gross Profit Margin	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Disaggregated Revenue (Details) - Schedule of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 251,979,875	$ 32,198,198	$ 84,485,339	$ 144,151,979
Cost of revenue	187,920,609	24,012,651	60,078,321	107,224,193
Gross profit	$ 64,059,266	$ 8,185,547	$ 24,407,018	$ 36,927,786
Gross profit margin	25.40%	25.40%	28.90%	25.60%
Construction management and engineering design services [Member]
Disaggregated Revenue (Details) - Schedule of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 230,970,927	$ 29,513,657	$ 77,483,493	$ 141,471,098
Cost of revenue	176,780,306	$ 22,589,134	56,694,345	105,193,673
Gross profit	$ 54,190,621		$ 20,789,148	$ 36,277,425
Gross profit margin	23.50%	23.50%	26.80%	25.60%
Maintenance services [Member]
Disaggregated Revenue (Details) - Schedule of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 7,028,760	$ 898,141	$ 1,542,361	$ 2,680,881
Cost of revenue	2,466,118	$ 315,123	943,812	2,030,520
Gross profit	$ 4,562,642		$ 598,549	$ 650,361
Gross profit margin	64.90%	64.90%	38.80%	24.30%
Asset management services [Member]
Disaggregated Revenue (Details) - Schedule of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 5,990,000	$ 765,407	$ 2,893,668
Cost of revenue	3,939,293	$ 503,366	1,137,204
Gross profit	$ 2,050,707		$ 1,756,464
Gross profit margin	34.20%	34.20%	60.70%
Professional consultancy services [Member]
Disaggregated Revenue (Details) - Schedule of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 7,990,188	$ 1,020,993	$ 2,565,817
Cost of revenue	4,734,892	$ 605,028	1,302,960
Gross profit	$ 3,255,296		$ 1,262,857
Gross profit margin	40.70%	40.70%	49.20%